Notional and Fair Value Amounts of Credit Derivatives (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 2,462	¥ 3,375
Fair value	2
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,810	2,072
Fair value	1	(2)
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	652	1,303
Fair value	1	2
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	2,870	3,651
Fair value	¥ 13	¥ 23